UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Andor Capital Management, L.L.C.

Address:  4 International Drive, Ste 100
          Rye Brook, New York 10573

13F File Number: 28-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin E. O'Brien
Title:  General Counsel
Phone:  (914) 607-6013


Signature, Place and Date of Signing:

/s/ Kevin E. O'Brien            Rye Brook, New York             May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $787,158
                                        (thousands)


List of Other Included Managers: NONE


                                           FORM 13F INFORMATION TABLE
                                        Andor Capital Management, L.L.C.
                                                 March 31, 2013


COLUMN 1                     COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6     COLUMN 7       COLUMN 8

                             TITLE                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE      SHARED   NONE
--------------               ---------      ------     --------  --------  --- ----  -----------  --------  -----     -------  ----
AMAZON COM INC               COM            23135106    66,622     250,000 SH        SOLE                     250,000
APPLE INC                    COM            37833100    44,266     100,000 SH        SOLE                     100,000
APPLIED MICRO CIRCUITS CORP  COM NEW        03822W406    1,855     250,000 SH        SOLE                     250,000
ARM HLDGS PLC                SPONSORED ADR  42068106    23,303     550,000 SH        SOLE                     550,000
BROADCOM CORP                CL A           111320107   43,349   1,250,000 SH        SOLE                   1,250,000
CAVIUM INC                   COM            14964U108   11,643     300,000 SH        SOLE                     300,000
CIRRUS LOGIC INC             COM            172755100   22,750   1,000,000 SH        SOLE                   1,000,000
CORNERSTONE ONDEMAND INC     COM            21925Y103   14,492     425,000 SH        SOLE                     425,000
CREE INC                     COM            225447101   10,942     200,000 SH        SOLE                     200,000
FACEBOOK INC                 CL A           30303M102   51,160   2,000,000 SH        SOLE                   2,000,000
GOOGLE INC                   CL A           38259P508  119,128     150,000 SH        SOLE                     150,000
HOMEAWAY INC                 COM            43739Q100    9,750     300,000 SH        SOLE                     300,000
IMPERVA INC                  COM            45321L100   13,475     350,000 SH        SOLE                     350,000
INVENSENSE INC               COM            46123D205   10,680   1,000,000 SH        SOLE                   1,000,000
LINKEDIN CORP                COM CL A       53578A108   70,424     400,000 SH        SOLE                     400,000
LIONS GATE ENTMNT CORP       COM NEW        535919203   23,770   1,000,000 SH        SOLE                   1,000,000
NETFLIX INC                  COM            64110l106   37,856     200,000 SH        SOLE                     200,000
NETSUITE INC                 COM            64118Q107   12,009     150,000 SH        SOLE                     150,000
OMNIVISION TECHNOLOGIES INC  COM            682128103   10,327     750,000 SH        SOLE                     750,000
RUCKUS WIRELESS INC          COM            781220108   12,600     600,000 SH        SOLE                     600,000
SALESFORCE COM INC           COM            79466l302   35,766     200,000 SH        SOLE                     200,000
SANDISK CORP                 COM            80004C101   54,960   1,000,000 SH        SOLE                   1,000,000
SPLUNK INC                   COM            848637104   40,030   1,000,000 SH        SOLE                   1,000,000
TRULIA INC                   COM            897888103    3,138     100,000 SH        SOLE                     100,000
WORKDAY INC                  CL A           98138H101   13,867     225,000 SH        SOLE                     225,000
YAHOO INC                    COM            984332106   23,529   1,000,000 SH        SOLE                   1,000,000
ZILLOW INC                   CL A           98954A107    5,467     100,000 SH        SOLE                     100,000



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